Operating expenses - Summary of Changes in fair value of derivative instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Gains Losses On Change In Fair Value Of Derivatives [Abstract]
Change in the fair value of put and call option liabilities	$ (43,247)	$ 3,300
Change in the fair value of acquisition related consideration	21,526
Losses/(gains) on items held at fair value through profit and loss	$ (21,721)	$ 3,300